RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Unrealized Gains (Losses) Included in OCI (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	$ 3	$ (18)	$ (30)	$ 16
Unrealized gains (losses) hedging instruments included in other comprehensive income	71	(78)	(31)	38
Reclassification adjustments recognized in net income	35	0	90	(60)
Energy derivative contracts
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(37)	(44)	(124)	(63)
Unrealized gains (losses) hedging instruments included in other comprehensive income	(75)	(71)	(224)	(23)
Reclassification adjustments recognized in net income	35	(1)	88	(63)
Interest rate swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(2)	8	20	33
Unrealized gains (losses) hedging instruments included in other comprehensive income	79	(3)	179	37
Reclassification adjustments recognized in net income	0	1	2	3
Foreign exchange swaps
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	27	3	35	48
Unrealized gains (losses) hedging instruments included in other comprehensive income	9	(9)	(1)	(2)
Tax equity
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	32	2	62	16
Foreign exchange gain (loss)
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in foreign exchange and unrealized financial instrument gain (loss), net	(17)	13	(23)	(18)
Unrealized gains (losses) hedging instruments included in other comprehensive income	13	(83)	(46)	12
Foreign exchange swaps - net investment
Investment In Equity and Debt Securities [Line Items]
Unrealized gains (losses) included in other comprehensive income	$ 58	$ 5	$ 15	$ 26